Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-29-2011	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		11/17/2011
2	Payment Date		11/21/2011
3	Collection Period	10/2/2011	10/29/2011	28
4	Monthly Interest Period- Actual	10/20/2011	11/20/2011	32
5	Monthly Interest- Scheduled			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	203,485,500.46	—	26,105,290.48	177,380,209.98	0.5156401
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$649,485,500.46	$ —	$26,105,290.48	$623,380,209.98

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$863,771,990.94			$837,666,700.46

13	NPV Lease Payments Receivable	535,197,375.56	270,340,252.91			252,316,451.72
14	NPV Base Residual	655,283,127.08	593,431,738.03			585,350,248.74

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2991%	—	—	—	—
16	Class A-2 Notes	0.7700%	130,569.86	0.3795636	26,235,860.34	76.2670359
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		514,194.86		26,619,485.34

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		16,022,494.58
20	Pull Ahead Waived Payments		—
21	Sales Proceeds — Early Terminations		13,245,449.23
22	Sales Proceeds — Scheduled Terminations		2,482,269.04
23	Security Deposits for Terminated Accounts		11,125.00
24	Excess Wear and Tear Received		23,204.05
25	Excess Mileage Charges Received		83,540.40
26	Other Recoveries Received		179,197.78

27	Subtotal: Total Collections		32,047,280.08

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		490.63

31	Total Available Funds, prior to Servicer Advances		32,047,770.71

32	Servicer Advance		—

33	Total Available Funds		32,047,770.71

34	Reserve Account Draw		—

35	Available for Distribution		32,047,770.71

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		719,809.99
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		514,194.86
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	30,808,765.85
49	Regular Principal Distribution Amount	26,105,290.48
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		26,105,290.48
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,703,475.37

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-29-2011	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	649,485,500.46
55	Less: Aggregate Securitization Value (End of Collection Period)	(837,666,700.46)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	649,485,500.46
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(623,380,209.98)

61	Regular Principal Distribution Amount	26,105,290.48

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	837,666,700.46
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	623,380,209.98

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	32,047,770.71
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	719,809.99
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	514,194.86
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	30,808,765.85
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	30,808,765.85

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	74.36

88	Subtotal: Reserve Fund Available for Distribution	5,952,476.87
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,476.87
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	74.36

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	105	2,261,799.66
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(2,486,469.04)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(55,786.21)
99	Less: Excess Wear and Tear Received		(23,204.05)
100	Less: Excess Mileage Received		(83,540.40)

101	Current Period Net Residual Losses/(Gains)	105	(387,200.04)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	2,121	(5,859,621.29)
104	Current Period Net Residual Losses (Item 101)	105	(387,200.04)

105	Ending Cumulative Net Residual Losses	2,226	(6,246,821.33)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.52%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-29-2011	PAGE 3

G. POOL STATISTICS

		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	1,190,480,503	837,666,700
109	Aggregate Base Residual Value	769,817,973	640,589,896
110	Number of Current Contracts	48,182	40,608
111	Weighted Average Lease Rate	2.69%	2.68%
112	Average Remaining Term	27.4	14.9
113	Average Original Term	38.2	38.5
114	Proportion of Base Prepayment Assumption Realized		103.34%
115	Actual Monthly Prepayment Speed		1.07%
116	Turn-in Ratio on Scheduled Terminations		82.86%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		41,356	926,069,399	863,771,991
118	Depreciation/Payments			(15,573,172)	(11,114,584)
119	Gross Credit Losses		(21)	(427,858)	(444,229)
120	Early Terminations — Regular		(622)	(13,030,093)	(12,284,678)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	2,091,171	(87)	(1,991,080)	(1,885,675)
123	Scheduled Terminations — Purchased	395,298	(18)	(396,239)	(376,125)

124	Pool Balance — End of Period		40,608	894,650,956	837,666,700

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile — End of Period
126	Current	40,389	832,931,100	99.43%
127	31 - 90 Days Delinquent	186	3,936,182	0.47%
128	91+ Days Delinquent	33	799,418	0.10%

129	Total	40,608	837,666,700	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	21	444,229
132	Aggregate Liquidation Proceeds on charged-off units		(237,727)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		(96,294)

136	Current Period Aggregate Net Credit Losses/(Gains)	21	110,208

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	127	719,631
139	Current Period Net Credit Losses (Item 136)	21	110,208

140	Ending Cumulative Net Credit Losses	148	829,838

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.07%

			Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity		87
144	61 - 120 Days since Contract Maturity		2
145	121+ Days since Contract Maturity		6

Volkswagen Auto Lease Trust 2010-A	PAGE 4
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-29-2011

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction	(1)
12/20/2011	14,800,976
1/20/2012	15,738,660
2/20/2012	16,054,218
3/20/2012	17,040,379
4/20/2012	25,393,862
5/20/2012	45,000,529
6/20/2012	38,395,321
7/20/2012	39,548,031
8/20/2012	44,162,687
9/20/2012	37,938,621
10/20/2012	32,691,097
11/20/2012	20,401,791
12/20/2012	15,091,003
1/20/2013	25,355,528
2/20/2013	27,218,618
3/20/2013	33,785,383
4/20/2013	40,544,327
5/20/2013	41,780,998
6/20/2013	36,994,512
7/20/2013	39,602,980
8/20/2013	36,308,922
9/20/2013	37,699,467
10/20/2013	31,353,295
11/20/2013	24,375,896
12/20/2013	23,161,479
1/20/2014	21,037,636
2/20/2014	17,645,946
3/20/2014	11,139,692
4/20/2014	4,764,630
5/20/2014	4,119,782
6/20/2014	3,957,782
7/20/2014	3,430,282
8/20/2014	3,342,167
9/20/2014	3,721,781
10/20/2014	3,855,141
11/20/2014	198,840
12/20/2014	14,025
1/20/2015	419
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—

Total:	837,666,700

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month